Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Sep. 09, 2015
Registrant Name		dei_EntityRegistrantName	Global X Funds
Central Index Key		dei_EntityCentralIndexKey	0001432353
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Sep. 14, 2015
Document Effective Date		dei_DocumentEffectiveDate	Sep. 14, 2015
Prospectus Date		rr_ProspectusDate	Sep. 09, 2015
Global X S&P 500 Catholic Values ETF (Prospectus Summary) | Global X S&P 500 Catholic Values ETF
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Global X S&P 500® Catholic Values ETF
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock
The Global X S&P 500® Catholic Values ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (“Underlying Index”).

Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available for the Fund.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.
The Underlying Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”). The Underlying Index then reweights the remaining constituents so that the Underlying Index’s sector exposures matches the sector exposures of the S&P 500® Index. Constituent selection is based on data from Ethical Investment Research Services (EIRIS) Ltd. The Underlying Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”), which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. As of August 31, 2015, the Underlying Index had 448 constituents.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of the date of this Prospectus, the Fund was not concentrated in a particular industry.

Risk [Heading]		rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Correlation Risk: The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Risks Related to Investing in the United States: The Fund or an ETF may have significant exposure to United States issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund or an ETF has exposure.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Social Responsibility Investment Risk: Certain social responsibility investment criteria limit the types of securities that can be included in the Underlying Index. This could cause the Underlying Index to underperform other benchmark indices, including the S&P 500® Index, and could cause the Fund to underperform other funds that do not have a social responsibility focus.

Strategy Risk: The Fund invests in stocks of companies with meet the Underlying Index’s investment criteria by excluding companies based on their involvement in one or more activities deemed by the investment criteria to be inconsistent with Catholic teachings. There can be no guarantee that the activities of the companies included in the Underlying Index will align with the moral and social teachings of the Catholic Church, or that the Underlying Index’s investment criteria will align fully with all interpretations of Catholic social teachings.

Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Global X S&P 500 Catholic Values ETF (Prospectus Summary) | Global X S&P 500 Catholic Values ETF | Global X S&P 500 Catholic Values ETF
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	CATH
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.39%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 93

[1]	"Other Expenses" reflect estimated expenses for the Fund's current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.29% of the Fund’s average daily net assets per year until at least September 9, 2016. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.29% during the period in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser.